Share Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Fair Value of Share Options Granted to Employees And Directors

The fair value of each share option granted to employees and directors was estimated on the date of grant using the following assumptions:

	Year Ended December 31,
	2020	2019	2018
Risk free interest rate	0.28% - 1.38%	1.43% - 2.61%	2.65% - 3.12%
Expected dividend yield	—	—	—
Expected term (in years)	4.6 - 7.0	5.4 - 6.4	6.0
Expected volatility	74% - 82%	55% - 58%	59%

Summary of Share Option Plan Activity

The following table summarizes share option plan activity for the year ended December 31, 2020:

	Number of Ordinary Shares	Weighted- Average Exercise Price	Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2019	36,126,371	$0.99		$—
Granted	17,560,640	$0.18
Exercised	—
Cancelled or forfeited	(8,727,073)	$0.90
Outstanding at December 31, 2020	44,959,938	$0.69	7.5	$11,650
Exercisable at December 31, 2020	22,098,025	$0.88	6.2	$243
Vested and expected to vest at December 31, 2020	41,278,692	$0.70	7.4	$8,308

Schedule of Nonvested Restricted Stock Units Activity

The following table summarizes restricted share unit activity for the 2020 ADS Plan for the year ended December 31, 2020 (in ordinary shares):

	Number of Shares	Weighted- Average Grant Date Fair Value
Non-vested at December 31, 2019	—	$—
Granted	20,986,488	$0.11
Vested and released	(4,495,716)	$0.11
Cancelled or forfeited	(1,477,476)	$0.11
Non-vested as of December 31, 2020	15,013,296	$0.11

Schedule of Share Based Compensation Expense

Total share-based compensation expense is as follows (in thousands):

	Year Ended December 31,
	2020	2019	2018
Research and development	$1,171	$1,195	$603
General and administrative	3,053	2,049	674
Total	$4,224	$3,244	$1,277